INCOME TAXES - Foreign Earnings (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Examination [Line Items]
Income (loss) from discontinued operations	$ 10,000,000	$ (242,000,000)	$ (109,000,000)
Accumulated undistributed profits of non-U.S. subsidiaries considered indefinitely reinvested	43,800,000,000
Additional tax liability to be provided should be undistributed earnings of foreign subsidiaries which were indefinitely invested were remitted currently	11,600,000,000
Total bad debt reserved not included in deferred tax liabilities calculation	358,000,000
Deferred tax liabilities not recognized relating to bad debt reserved	125,000,000
In offices outside the U.S.
Income Tax Examination [Line Items]
Pretax earnings	10,100,000,000	13,100,000,000	14,700,000,000
Income (loss) from discontinued operations		$ 100,000,000